UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2006

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Admiral Advisors LLC
Address: 666 Third Avenue, 26th Floor
         New York, NY  10017

13F File Number:  28-NEW  (12004)

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Marran H. Ogilvie
Title:     General Counsel
Phone:     212-845-7909

Signature, Place, and Date of Signing:

      /s/ Marran H. Ogilvie     New York, NY     November 13, 2006

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

       Form 13F File Number          Name

       28-06309                      Ramius Capital Group, LLC

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     21

Form13F Information Table Value Total:     $251,766 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ASHWORTH INC                   COM              04516H101     8675  1266455 SH       S0LE                  1266455        0        0
BORDERS GROUP INC              COM              099709107     1543    75628 SH       S0LE                    75628        0        0
BOTTOMLINE TECH DEL INC        COM              101388106     9011   923258 SH       S0LE                   923258        0        0
CPI CORP                       COM              125902106    13688   282000 SH       S0LE                   282000        0        0
FLORIDA EAST COAST INDS        COM              340632108     4360    76387 SH       S0LE                    76387        0        0
GRAVITY CO LTD                 SPONSORED ADR    38911N107     3018   531295 SH       S0LE                   531295        0        0
I-MANY INC                     COM              44973Q103     3982  1991078 SH       S0LE                  1991078        0        0
INTERNATIONAL ALUM CORP        COM              458884103     5338   142905 SH       S0LE                   142905        0        0
PARKER DRILLING CO             COM              701081101     2379   336000 SH       S0LE                   336000        0        0
PEP BOYS MANNY MOE & JACK      COM              713278109    24215  1884453 SH       S0LE                  1884453        0        0
PHOENIX TECHNOLOGY LTD         COM              719153108    14203  3302941 SH       S0LE                  3302941        0        0
RAILAMERICA INC                COM              750753105    17808  1630776 SH       S0LE                  1630776        0        0
S1 CORPORATION                 COM              78463B101    21805  4729937 SH       S0LE                  4729937        0        0
SAIA INC                       COM              78709Y105    24862   762644 SH       S0LE                   762644        0        0
SCHULMAN A INC                 COM              808194104    27398  1165370 SH       S0LE                  1165370        0        0
SHARPER IMAGE CORP             COM              820013100    18870  1832012 SH       S0LE                  1832012        0        0
STRIDE RITE CORP               COM              863314100    20060  1436960 SH       S0LE                  1436960        0        0
SYMS CORP                      COM              871551107     8357   410471 SH       S0LE                   410471        0        0
TOLLGRADE COMMUNICATIONS INC   COM              889542106     5125   572649 SH       S0LE                   572649        0        0
USA TRUCK INC                  COM              902925106     4536   238124 SH       S0LE                   238124        0        0
WARNACO GROUP INC              COM NEW          934390402    12533   648055 SH       S0LE                   648055        0        0